Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
New Accounting Pronouncements, Policy [Policy Text Block]

Recent accounting pronouncements

On July 11, 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No 2015-11, “Simplifying the Measurement of Inventory”, which outlines that an entity should measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. This standard is effective for public entities with reporting periods beginning after December 15, 2016. The amendments in this update should be applied prospectively with earlier application permitted as of beginning of an interim or annual reporting period. The Company has not yet evaluated the impact, if any, of the adoption of this new standard.

On August 27, 2014, the FASB issued ASU No 2014-15 "Presentation of Financial Statements – Going Concern (Sub-Topic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern,” which provides guidance on determining when and how to disclose going-concern uncertainties in the financial statements. The new standard requires management to perform interim and annual assessments of an entity's ability to continue as a going concern within one year of the date the financial statements are issued. The ASU applies to all entities and is effective for annual periods ending after December 15, 2016, and interim periods thereafter, with early adoption permitted. The Company is currently evaluating the effect that the updated standard will have on its unaudited condensed consolidated financial statements and related disclosures.

On May 28, 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No 2014-09, Revenue From Contracts With Customers, which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This standard is effective for public entities with reporting periods (including interim reporting periods within those periods) beginning after December 15, 2017. Early application is permitted only as of annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. The Company has not yet evaluated the impact, if any, of the adoption of this new standard.